Rule 497 (d)
                                                      Registration No. 333-64071



                SUPPLEMENT TO PROSPECTUS, dated February 2, 2001

                       EQUITY SECURITIES TRUST, SERIES 20
                            MUNICIPAL SYMPHONY SERIES


                Effective immediately the approximate reduced sales charges on the Public Offering Price applicable to volume purchases, disclosed under the heading "Public Offering - Volume and Other Discounts" on page B-9 of the prospectus, are hereby amended to read as follows:

         Number of Units                    Approximate Reduced Sales Charge
         ---------------                    --------------------------------

         10,000 but less than 25,000                     4.25%
         25,000 but less than 50,000                     4.00%

                For transactions of at least 50,000 Units or more, the Sponsor intends to negotiable the applicable sales charge and such charge will be disclosed to any such purchaser. The Sponsor reserves the right to change the discounts from time to time.